Income Taxes (Tax Effects On Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Income Tax Disclosure [Abstract]
Accrued liabilities	$ 111.0	$ 85.5
Compensation and employee benefits	216.3	212.9
Deferred rent and interest income	102.2	83.3
Net operating loss, credit and charitable contribution carryforwards	57.3	50.7
Other	7.9	6.8
Gross deferred tax assets	494.7	439.2
Valuation allowance	(16.5)	(15.4)
Deferred tax assets, net of valuation allowance	478.2	423.8
Trademarks and other acquisition related intangibles	(209.4)	(205.6)
Buildings and equipment	(396.1)	(403.2)
Capitalized software and other assets	(26.6)	(19.4)
Other	(8.2)	(7.4)
Gross deferred tax liabilities	(640.3)	(635.6)
Net deferred tax liabilities	$ (162.1)	$ (211.8)